SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON RECURRING BASIS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Additions	$ 73,213
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance
Additions	73,213
Total (gains) or losses (realized/unrealized)	(51)
Included in operations
Ending Balance	$ 73,162